Note 5 - Revenue from Contracts with Customers - Schedule of Contract Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Contract liabilities	$ 1,000	$ 1,000	$ 1,000
Current	3,286	1,941	935
Total	$ 4,286	$ 2,941	$ 1,935